SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Deferred revenue	$ 228
Research and develoment, net	245	277	123
Receivable from Chief Scientist and BIRD Foundation	165	206	0
Weighted average fair value of options granted during the year	$ 4.62	$ 7.35	$ 56.4
Severance liability, percentage	8.33%
Accrued severance pay, net	38	173	225
Employer contribution, percentage	3.00%
Employer contributions	$ 25	$ 30	$ 48